Fair Value Measurement - Condensed Consolidated Balance Sheets for Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 35	$ 23
Net realized and unrealized gains (losses) included in earnings	3	(82)
Transfers out of Level 3		0
Settlements	(29)	(25)
Purchases		119
Ending balance	9	35
Net unrealized gains still held included in earnings	9	(84)
Long-Term Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4	3
Net realized and unrealized gains (losses) included in earnings	1	1
Transfers out of Level 3		0
Settlements	0	0
Purchases		0
Ending balance	5	4
Net unrealized gains still held included in earnings	3	1
Current Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(23)	(45)
Net realized and unrealized (losses) gains included in earnings	(15)	(29)
Transfers out of Level 3		1
Settlements	15	50
Purchases		0
Ending balance	(23)	(23)
Net unrealized gains (losses) still held included in earnings	(23)	(23)
Long-Term Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(6)	(12)
Net realized and unrealized (losses) gains included in earnings	6	6
Transfers out of Level 3		0
Settlements	0	0
Purchases		0
Ending balance	0	(6)
Net unrealized gains (losses) still held included in earnings	$ 6	$ 4